Notes Receivable and Convertible Notes Payable (Tables)	12 Months Ended
Aug. 31, 2019
Notes Receivable and Convertible Notes Payable (Tables)
Notes Payable

August 31, 2019
Related Party Notes:
Mike Winterhalter	25,000
Mike Winterhalter	25,000
Mike Winterhalter	20,000
Mike Winterhalter	20,000
Mike Winterhalter	10,000
Mike Winterhalter	10,000
Less current maturities	(25,000)
Long-term maturities	85,000
Unamortized Discount	(329)
$84,671

Subsequent of notes payable
August 31, 2018
Julie Cameron Down Revocable Trust	$25,000
Related Party Notes:
Mike Winterhalter	25,000
Less current maturities	-
Long-term maturities	50,000
Unamortized Discount	(4,253)
$45,747

Maturities of convertible notes payable
2020	$25,000
2021	25,000
2022	60,000
$110,000